Other Payables and Accruals	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
15.	OTHER PAYABLES AND ACCRUALS

	December 31, 2012	December 31, 2013
	RMB	RMB
Salary and welfare payable	22,744	10,793
Accrued bonus	96,188	128,173
Unpaid rental for server software	3,717	2,450
Accrued professional service fee	13,957	17,767
Acquisition related obligation (Note 26)*	143,374	—
Unpaid advertisement and promotion fee	158,259	214,505
Advance from customers	108,033	9,149
Payables to employees relating to exercise of options and vest of Restricted Shares	3	4,469
Interest payable	17,255	608
Derivative liability-foreign currency forward contracts(Note 23)	9,312	2,426
Other payables	71,650	53,711
Total	644,492	444,051

*On September 1, 2010, the Group acquired all of the equity interests of Eyedentity, one of the leading online game developers in Korea. Pursuant to the acquisition agreement, the total purchase consideration was US$76.5 million (approximately RMB520.8 million) in cash. The non-contingent purchase consideration of RMB9.7 million due on the third anniversary of the acquisition date was included as an acquisition related obligation in other payables and accruals upon the acquisition and was fully paid in 2013.

The Group paid US$2.6 million to purchase all outstanding stock options issued by Eyedentity on the acquisition date. The consideration was allocated between pre-combination and post-combination services for US$1.6 million and US$1.0 million, respectively. The pre-combination component was included as purchase consideration in the business combination and the post-combination component is being recognized as share based compensation expense on a straight line basis over the remaining vesting period.

In addition, the Group also paid the shareholders US$15.9 million (RMB96.1 million) in 2013 after they had provided service to Eyedentity for the three years after the acquisition. As of December 31, 2012, amounts of RMB77.6 million due under this arrangement were included in “other payables and accruals” on the consolidated balance sheet. For the years ended December 31, 2011, 2012 and 2013, the Group accrued expense under this arrangement in the amounts of RMB29.6 million , RMB33.1 million and RMB18.5 million, respectively.

Refer to Note 26 under “other contingencies”, for the remaining acquisition related obligation of RMB48.8 million as of December 31, 2012, which related to Chengdu Simo.